Stock Options Oustanding and Exercisable (Details) - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
[custom:OutstandingOptionsNumber99To128-0]	243,999
[custom:OutstandingOptionsAggregateIntrinsicValue99To128-0]	$ 140,759
[custom:OutstandingOptionsWeightedAverageRemainingContractualTermYears99To128]	8 years 29 days
[custom:ExercisableOptionsNumber99To128-0]	243,999
[custom:ExercisableOptionsWeightedAverageExercisePrice99To128-0]	$ 1.04
[custom:ExercisableOptionsAggregateIntrinsicValue99To128-0]	$ 140,759
[custom:ExercisableOptionsWeightedAverageRemainingContractualTermYears99To128]	8 years 29 days
[custom:OutstandingOptionsNumber160To160-0]	2,863,750
[custom:OutstandingOptionsAggregateIntrinsicValue160To160-0]	$ 57,275
[custom:OutstandingOptionsWeightedAverageRemainingContractualTermYears160To160]	7 years 3 days
[custom:ExercisableOptionsNumber160To160-0]	2,863,750
[custom:ExercisableOptionsWeightedAverageExercisePrice160To160-0]	$ 1.60
[custom:ExercisableOptionsAggregateIntrinsicValue160To160-0]	$ 57,275
[custom:ExercisableOptionsWeightedAverageRemainingContractualTermYears160To160]	7 years 3 days
[custom:OutstandingOptionsNumber161To193-0]	435,000
[custom:OutstandingOptionsAggregateIntrinsicValue161To193-0]	$ 500
[custom:OutstandingOptionsWeightedAverageRemainingContractualTermYears161To193]	5 years 10 days
[custom:ExercisableOptionsNumber161To193-0]	435,000
[custom:ExercisableOptionsWeightedAverageExercisePrice177-0]	$ 1.77
[custom:ExercisableOptionsWeightedAverageExercisePrice161To193-0]	$ 500
[custom:ExercisableOptionsWeightedAverageRemainingContractualTermYears161To193]	5 years 10 days
[custom:OutstandingOptionsNumber239to252-0]	3,389,643
[custom:OutstandingOptionsAggregateIntrinsicValue239To252-0]		$ 0
[custom:OutstandingOptionsWeightedAverageRemainingContractualTermYears239To252]	2 years 8 months 1 day
[custom:ExercisableOptionsNumber239To252-0]	3,389,643
[custom:ExercisableOptionsWeightedAverageExercisePrice240-0]	$ 2.40
[custom:ExercisableOptionsWeightedAverageExercisePrice239To252-0]	$ 0
[custom:ExercisableOptionsWeightedAverageRemainingContractualTermYears239To252]	2 years 8 months 1 day
[custom:OutstandingOptionsNumber315to328-0]	570,000
[custom:OutstandingOptionsAggregateIntrinsicValue315To328-0]	$ 0
[custom:OutstandingOptionsWeightedAverageRemainingContractualTermYears315To328]	4 years 6 months 18 days
[custom:ExercisableOptionsNumber315To328-0]	570,000
[custom:ExercisableOptionsWeightedAverageExercisePrice315To328-0]	$ 3.21
[custom:ExercisableOptionsAggregateIntrinsicValue315To328-0]	$ 0
[custom:ExercisableOptionsWeightedAverageRemainingContractualTermYears315To328]	4 years 6 months 18 days
[custom:OutstandingOptionsNumber448to500-0]	550,000
[custom:OutstandingOptionsAggregateIntrinsicValue448To500-0]	$ 0
[custom:OutstandingOptionsWeightedAverageRemainingContractualTermYears448To500]	5 years 21 days
[custom:ExercisableOptionsNumber448To500-0]	50,000
[custom:ExercisableOptionsWeightedAverageExercisePrice448To500-0]	$ 4.48
[custom:ExercisableOptionsAggregateIntrinsicValue448To500-0]	$ 0
[custom:ExercisableOptionsWeightedAverageRemainingContractualTermYears448To500]	9 years 8 months 12 days
Outstanding Options Number Total	8,052,392
Outstanding Options Aggregate Intrinsic Value Total	$ 198,534
Outstanding Options Weighted Average Remaining Contractual Term Years Total	4 years 9 months 18 days
Exercisable Options Number Total	7,552,392
Exercisable Options Weighted Average Exercise Price Total	$ 2.09
Exercisable Options Aggregate Intrinsic Value Total	$ 198,534
Exercisable Options Weighted Average Remaining Contractual Term Years Total	4 years 9 months 21 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.92%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	1 year 6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	45.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Range 99to 128 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 1.04
Range 160to 160 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.60
Range 161to 193 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.77
Range 239to 252 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	2.40
Range 315to 328 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	3.21
Range 448to 500 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	4.95
Range 99to 500 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	2.27
Minimum [Member] | Range 99to 128 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	0.99
Minimum [Member] | Range 160to 160 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.60
Minimum [Member] | Range 161to 193 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.61
Minimum [Member] | Range 239to 252 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	2.39
Minimum [Member] | Range 315to 328 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	3.15
Minimum [Member] | Range 448to 500 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	4.48
Minimum [Member] | Range 99to 500 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	0.99
Maximum [Member] | Range 99to 128 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.28
Maximum [Member] | Range 161to 193 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.93
Maximum [Member] | Range 239to 252 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	2.52
Maximum [Member] | Range 315to 328 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	3.28
Maximum [Member] | Range 448to 500 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	5.00
Maximum [Member] | Range 99to 500 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 5.00